SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2025
Income Statement Related Disclosures [Abstract]
Schedule of Research and Development Costs, Net	Research and development, net:

	Year Ended December 31,
	2025	2024	2023
Total costs	$441,252	$432,355	$386,745
Less - grants and participations	(1,878)	(1,961)	(2,441)
Less - capitalization of software development costs	(78,924)	(69,787)	(61,596)

	$360,450	$360,607	$322,708

Schedule of Financial Income (Expenses) and Other, Net	Financial expenses and other, net:

	Year Ended December 31,
	2025	2024	2023
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities, net	$32,446	$40,482	$13,813
Exchange rates differences	7,226	—	—
Interest income	22,025	24,501	20,260

	61,697	64,983	34,073
Financial expenses:
Interest expense	—	(46)	(1,101)
Loss in respect of debt extinguishment	—	—	(53)
Debt issuance costs amortization	(1,210)	(1,724)	(2,015)
Exchangeable senior notes amortization of discount	—	(110)	(2,600)
Exchange rates differences	—	(466)	(3,297)
Other	(2,657)	(3,390)	(2,412)

	(3,867)	(5,736)	(11,478)

Other Income (expenses), net	429	(375)	(122)

	$58,259	$58,872	$22,473

Schedule of Computation of Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share:
1.Numerator:

	Year Ended December 31,
	2025	2024	2023
Net income to ordinary shareholders	$612,101	$442,588	$338,301
2.Denominator (in thousands):

	Year Ended December 31,
	2025	2024	2023
Denominator for basic net earnings per share:
Weighted average number of shares (thousand)	62,333	63,483	63,590
Effect of dilutive securities:
Add - Employee stock options, RSU and ESPP	990	1,172	995
Warrants issued in the exchangeable notes transaction	—	851	1,680

Denominator for diluted net earnings per share - adjusted weighted average shares (thousand)	63,323	65,506	66,265